Intangible Assets, Net - Schedule of Estimated Future Amortization (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Estimated Future Amortization [Abstract]
2025	$ 14,904
2026	14,904
2027	14,904
2028	14,904
2029	14,904
Thereafter	453,327
Intangible assets, net	$ 527,846	$ 539,925